Related parties disclosure	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
Related parties disclosure

Note 42.     Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2021	% ownership as at December 31, 2020	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.75%	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS	France	2010	EUR 1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WiseTrust SA	Switzerland	1999	CHF 680,000	100.0%	100.0%	Non-operating investment company
WISeKey ELA SL	Spain	2006	EUR 4,000,000	100.0%	100.0%	Sales & support
WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51.0%	51.0%	Non trading
WISeKey USA Inc[1]	U.S.A	2006	USD 6,500	100%*	100%*	Sales & support
WISeKey India Private Ltd[2]	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution
WISeCoin AG	Switzerland	2018	CHF 100,000	90.0%	90.0%	Sales & distribution
WISeKey Equities AG	Switzerland	2018	CHF 100,000	100.0%	100.0%	Financing, Sales & distribution
WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100.0%	100.0%	Sales & distribution
WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000.00	51.0%	51.0%	Sales & distribution
TrusteCoin AG3	Switzerland	2020	CHF 100,000	100.0%	51.0%	Sales & distribution
arago GmbH	Germany	1995	EUR 266,808	51.0%	n/a	Process automation using AI, sales and support
arago Da Vinci GmbH[4]	Germany	2007	EUR 25,000	51.0%	n/a	Sales & support
arago Technology Solutions Private Ltd[4]	India	2017	INR 100,000	51.0%	n/a	Sales & support
arago US Inc.[4]	U.S.A	2015	USD 25	51.0%	n/a	Sales & support
WISeKey Vietnam Ltd	Vietnam	2021	VND 689,400,000	95.75%	n/a	R&D
[1] 50% owned by WISeKey SA and 50% owned by WiseTrust SA
[2] 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG
[3] Formerly WiseAI AG, 100% owned by WISeKey International Holding AG from August 27, 2021
[4] 100% owned by arago GmbH

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2021	2020	2021	2020	2021	2020	2019	2021	2020	2019
1	Carlos Moreira	—	—	2,802	1,580	—	—	—	—	—	—
2	Philippe Doubre	—	—	—	—	179	86	114	—	—	—
3	David Fergusson	—	—	—	—	78	119	161	—	—	—
4	Eric Pellaton	—	—	—	—	92	42	—	—	—	—
5	Jean-Philippe Ladisa	—	—	—	—	68	61	—	—	—	—
6	Hans-Christian Boos	—	—	2,395	—	125	—	—	—	—	—
7	Juan Hernández Zayas	—	—	—	—	—	52	165	—	—	—
8	Thomas Hürlimann	—	—	—	—	—	—	63	—	—	—
9	Dourgam Kummer	—	14	—	—	—	—	52	—	—	—
10	Maryla Shingler-Bobbio	—	—	—	—	—	—	123	—	—	—
11	Roman Brunner	—	—	—	—	—	—	426	—	—	87
12	Anthony Nagel	—	—	—	—	—	—	5	—	—	58
13	Maria Pia Aqueveque Jabbaz	—	—	—	—	2	1	—	—	—	—
14	Philippe Gerwill	—	—	—	—	10	—	14	—	—	—
15	Geoffrey Lipman	—	—	—	—	8	—	14	—	—	—
16	Don Tapscott	—	—	—	—	—	8	—	—	—	—
17	Cristina Dolan	—	—	—	—	—	1	—	—	—	—
18	Wei Wang	—	—	—	—	—	—	—	—	—	10
19	OISTE	129	95	189	172	350	374	219	71	32	140
20	Indian Potash Limited	—	—	—	—	—	—	—	—	—	—
21	Terra Ventures Inc	—	—	33	33	—	—	—	—	—	—
22	Edmund Gibbons Limited	—	—	—	—	—	—	479	—	—	36
23	GSP Holdings Ltd	—	—	17	18	—	—	—	—	—	—
24	SAI LLC (SBT Ventures)	—	—	34	34	—	—	—	—	—	—
25	Related parties of Carlos Moreira	—	—	—	—	224	223	360	—	—	—
	Total	129	109	5,470	1,837	1,136	968	2,195	71	32	331

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. A short-term payable in an amount of CHF 2,555,032.97 (USD 2,802,171) to Carlos Moreira was outstanding as at December 31, 2021, made up of accrued salary and bonus.

2. Philippe Doubre is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2021 relate to his Board fee and compensation for additional services to WISeKey during the year.

3. David Fergusson is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2021 relate to his Board fee.

4. Eric Pellaton is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2021 relate to his Board fee.

5. Jean-Philippe Ladisa is a Board member of the Group, and member of the Group’s audit committee. The expenses recorded in the income statement in the year to December 31, 2021 relate to his Board fee.

6. Hans-Christian Boos is the managing director of arago GmbH and a minority shareholder of arago GmbH through two personal companies. One of his wholly-owned personal companies, Aquilon Invest GmbH entered into a loan agreement with arago GmbH for an amount of EUR 1,918,047 prior to the acquisition of arago by WISeKey. The loan bears interest at a rate of 6% per annum. As at December 31, 2021, the balance of the loan and accrued interests due by arago GmbH to Hans- Christian Boos as ultimate beneficiary was EUR 2,105,407 (USD 2,395,219). In the 11 months to December 31, 2021 since the acquisition of arago, an interest charge of EUR 105,895 (USD 125,312) was recorded in the consolidated income statement of WISeKey.

In view of the acquisition of a controlling interest in arago, the Company entered into the “arago Third Convertible Loan Agreement” on November 18, 2020 with arago GmbH and its shareholders, Aquilon Invest GmbH and OGARA GmbH both wholly owned by Hans-Christian Boos, whereby WISeKey intended to acquire 51% of arago’s fully diluted share capital against (i) an investment of CHF 5 million, and (ii) a guarantee on arago’s existing indebtedness. The arago Third Convertible Loan Agreement documents the intention of the Company to extend a “Put Option” to Aquilon Invest GmbH and OGARA GmbH for the remaining 49% share capital of arago in exchange for 12,327,506 WIHN Class B Shares. The shares have been reserved in the Company’s authorized share capital.

On April 29, 2021, WISeKey entered into an “Equity Financing Mechanism”, as amended on July 28, 2021 and January 24, 2022, with arago GmbH and Mr. Boos whereby the parties agree that the Company will finance the operations of arago. Under the Equity Financing Mechanism, should arago or its minority shareholders not be able to repay the amounts loaned by WISeKey, the Company will have the right to request that (1) arago’s shareholder Hans-Christian Boos’ right to receive 12,327,506 WIHN Class B Shares upon exercise of the Put Option held by Aquilon Invest GmbH and OGARA GmbH will be reduced by such number of WIHN Class B Shares as corresponds to the quotient of (i) the Equity Financing Mechanism amount due to WISeKey, converted into Swiss francs, divided by (ii) a Conversion Price based on the market price of a WIHN Class B Share at the relevant period; and (2) Mr. Boos, through his companies, Aquilon Invest GmbH and OGARA GmbH, will transfer to WISeKey shares in arago GmbH in the same proportion as the reduction in the Put Option right.

As at December 2021, Mr. Boos, through Aquilon Invest GmbH and OGARA GmbH, had not exercised the Put Option and WISeKey had not exercised its right to convert the amounts loaned to arago into arago shares and a reduction of the Put option.

7. Juan Hernandez-Zayas is a former Board member of the Group.

8. Thomas Hürlimann is a former Board member of the Group.

9. Dourgam Kummer is a former Board member of the Group.

10. Maryla Shingler Bobbio is a former Board member of the Group, and former member of the Group’s audit committee and nomination & compensation committee.

11. Roman Brunner is the former Chief Revenue Officer of the Group.

12. Anthony Nagel is the former Chief Operations Officer of the QuoVadis Group which WISeKey divested in 2019.

13. Maria Pia Aqueveque Jabbaz is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2021 relate to her advisory committee fee.

14. Philipp Gerwill is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2021 relate to his advisory committee fee.

15. Geoffrey Lipman is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2021 relate to his advisory committee fee.

16. Don Tapscott is a member of the Group’s advisory committee, and cofounder of The Tapscott Group Inc. The Blockchain Research Institute (the “BRI”) is a division of The Tapscott Group Inc. On December 20, 2018 WISeKey and the BRI entered into an agreement to establish BlockChain Centers of Excellence and promote BlockChain technology worldwide.

17. Cristina Dolan is a former member of the Group’s advisory committee.

18. Wei Wang is a former member of the Group’s advisory committee.

19. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. Two members of the Board of Directors of WISeKey are also members of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2021 and income recorded in the income statement in the year to December 31, 2021 relate to the facilities and personnel hosted by WISeKey SA on behalf of OISTE. In the year 2021, WISeKey SA invoiced OISTE CHF 64,546 (USD 70,626).

The payable to OISTE as at December 31, 2021 and expenses relating to OISTE recognized in 2021 are made up of license and royalty fees for the year 2021 under the contract agreement with WISeKey SA.

20. Indian Potash Limited has a 10% shareholding in WISeKey India Private Ltd.

21. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

22. Edmund Gibbons Limited had a 49% shareholding in QuoVadis Services Ltd which was 51% owned by WISeKey until the divestiture of the QuoVadis Group in 2019.

23. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 02, 2017. The loan is non-interest bearing and has no set repayment date.

24. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

25. Two immediate family members of Carlos Moreira are employed by WISeKey SA. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis. The aggregate employment remuneration of these two immediate family members amounted to CHF 205,114 (USD 24,435) recorded in the income statement in 2021.

WISeKey SA
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Nature of business	Main operating company. Sales and R&D services
WISeKey Semiconductors SAS
Related Party Transaction [Line Items]
Country of incorporation	France
Year of incorporation	2010
Nature of business	Chip manufacturing, sales & distribution
WiseTrust SA
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	1999
Nature of business	Non-operating investment company
WISeKey ELA SL
Related Party Transaction [Line Items]
Country of incorporation	Spain
Year of incorporation	2006
Nature of business	Sales & support
WISeKey SAARC Ltd
Related Party Transaction [Line Items]
Country of incorporation	U.K.
Year of incorporation	2016
Nature of business	Non trading
WISeKey USA Inc
Related Party Transaction [Line Items]
Country of incorporation	U.S.A
Year of incorporation	2006
Nature of business	Sales & support
WISeKey India Private Ltd
Related Party Transaction [Line Items]
Country of incorporation	India
Year of incorporation	2016
Nature of business	Sales & support
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation	Japan
Year of incorporation	2017
Nature of business	Sales & distribution
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Country of incorporation	Taiwan
Year of incorporation	2017
Nature of business	Sales & distribution
WISeCoin AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Nature of business	Sales & distribution
WISeKey Equities AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2018
Nature of business	Financing, Sales & distribution
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Country of incorporation	Germany
Year of incorporation	2019
Nature of business	Sales & distribution
WISeKey Arabia - Information Technology Ltd
Related Party Transaction [Line Items]
Country of incorporation	Saudi Arabia
Year of incorporation	2019
Nature of business	Sales & distribution
TrusteCoin AG
Related Party Transaction [Line Items]
Country of incorporation	Switzerland
Year of incorporation	2020
Nature of business	Sales & distribution
arago GmbH
Related Party Transaction [Line Items]
Country of incorporation	Germany
Year of incorporation	1995
Nature of business	Process automation using AI, sales and support
arago Da Vinci GmbH
Related Party Transaction [Line Items]
Country of incorporation	Germany
Year of incorporation	2007
Nature of business	Sales & support
arago Technology Solutions Private Ltd
Related Party Transaction [Line Items]
Country of incorporation	India
Year of incorporation	2017
Nature of business	Sales & support
arago US Inc.
Related Party Transaction [Line Items]
Country of incorporation	U.S.A
Year of incorporation	2015
Nature of business	Sales & support
WISeKey Vietnam Ltd
Related Party Transaction [Line Items]
Country of incorporation	Vietnam
Year of incorporation	2021
Nature of business	R&D